Accounts receivable, net - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts receivable, net
Notes receivable		¥ 5,235	¥ 12,209
Accounts receivable, gross:		84,189	74,357
Less: allowance for doubtful accounts		(23,298)	(14,175)
Accounts receivable, net	$ 10,134	¥ 66,126	¥ 72,391